Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 29, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation [Line Items]
Weighted average grant date fair value (in Dollars per share)		$ 4.1	$ 4.24
Unrecognized compensation expense		$ 860
Shares vested		510	$ 25,940
Income tax benefit		1,878	7,668	$ 2,183
Share-Based Payment Arrangement [Member]
Share-Based Compensation [Line Items]
Shares vested
Income tax benefit			$ 1,700
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Aggregate number of shares (in Shares)		15,000,000
Minimum [Member]
Share-Based Compensation [Line Items]
Weighted average period		1 year
Maximum [Member]
Share-Based Compensation [Line Items]
Weighted average period		4 years
A&R 2022 Plan [Member]
Share-Based Compensation [Line Items]
Restricted shares granted (in Shares)		6,557,041
Restricted shares forfeited (in Shares)		56,722
A&R 2022 Plan [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Aggregate number of shares (in Shares)	7,157,193
A&R 2022 Plan [Member] | Minimum [Member]
Share-Based Compensation [Line Items]
Aggregate number of shares (in Shares)	7,500,000
A&R 2022 Plan [Member] | Maximum [Member]
Share-Based Compensation [Line Items]
Aggregate number of shares (in Shares)	14,657,193